Warrants and Derivative Liabilities (Details 5) - Pricing Model - Series B warrant	Sep. 30, 2019 Percent $ / shares	Dec. 31, 2018 Percent USD_per_warrants $ / shares	Dec. 31, 2017 Percent $ / shares
Class of Warrant or Right [Line Items]
Expected Term			3 months
Underlying common stock price | $ / shares	$ 0.37	$ 0.40	$ 0.15
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.00	0.00	0.00
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	79.4	93.00	70.00
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	1.75	2.79	1.39
Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input | USD_per_warrants		2.786
Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input | USD_per_warrants		2.789
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term	10 months 21 days
Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected Term		1 year 7 months 21 days
Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected Term		1 year 7 months 24 days